Assets held for sale, liabilities of disposal groups held for sale and business acquisitions - Held for sale (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disposal Groups [Abstract]
Disposal groups	$ 22,336	$ 9,713
Unallocated impairment losses	(267)	(93)
Non-current assets held for sale	663	1,495
Assets held for sale	22,732	11,115
Liabilities of disposal groups held for sale	$ 30,097	$ 23,382